Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Cash equivalents	$ 1,505	$ 5	$ 470
LIABILITIES:
Warrants to purchase common			38
Level 1
ASSETS:
Cash equivalents	1,505	5	470
LIABILITIES:
Warrants to purchase common			0
Level 3
LIABILITIES:
Warrants to purchase common			$ 38